COMMON STOCK AND CONVERTIBLE PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMON STOCK AND CONVERTIBLE PREFERRED STOCK

NOTE 8 — STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue a total of 1,000,000 preferred shares at par value of $0.0001 each. At June 30, 2021 and December 31, 2020, there were no shares of preferred shares issued or outstanding.

Common Stock — The Company is authorized to issue a total of 100,000,000 shares of common stock at par value of $0.0001 each. As of June 30, 2021 and December 31, 2020, there were 5,859,958 and 5,398,351 shares of common stock issued and outstanding, excluding 9,060,042 and 9,521,649 shares of common stock subject to possible redemption, respectively.

The Company’s initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier of (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

NOTE 9 — STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue a total of 1,000,000 preferred shares at par value of $0.0001 each. At December 31, 2020, there were no shares of preferred shares issued or outstanding.

Common Stock — The Company is authorized to issue a total of 100,000,000 shares of common stock at par value of $0.0001 each. As of December 31, 2020, there were 5,398,351 shares of common stock issued and outstanding, excluding 9,521,649 shares of common shares subject to possible redemption.

The Company’s initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier of (i) one year after the date of the consummation of the initial Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Airspan [Member]
COMMON STOCK AND CONVERTIBLE PREFERRED STOCK

12.	COMMON STOCK AND CONVERTIBLE PREFERRED STOCK

Convertible preferred stock consists of the following shares at $0.0001 par value:

Series	Shares Authorized 6/30/2021	Shares issued and outstanding 6/30/2021	Shares issued and outstanding 12/31/2020
Convertible Preferred Stock
Series B	72,123	-	-
Series B-1	72,123	72,123	72,123
Series C	416,667	-	-
Series C-1	416,667	416,667	416,667
Series D	2,142,050	1,080,993	1,080,993
Series D-1	487,805	325,203	325,203
Series D-2	2,142,050	370,000	370,000

Senior Convertible Preferred Stock
Series E	1,008,742	615,231	615,231
Series E-1	659,310	393,511	393,511
Series F	398,401	352,076	352,076
Series F-1	46,325	46,325	46,325
Series G	740,987	740,987	740,987
Series G-1	202,100	-	-
Series H	487,806	181,294	168,288
	9,293,156	4,594,410	4,581,404

Issuances of Convertible Preferred Stock as of June 30, 2021:

Description	Shares Issued	Issuance Price per share	Conversion Rate		Voting Rate	Liquidation Preference (in thousands)
Convertible Preferred Stock
Series B-1	72,123	$807.00	1.0		-	$58,203
Series C-1	416,667	$24.00	1.0		-	$10,000
Series D	1,080,993	$61.50	1.0		1.00	$66,481
Series D-1	325,203	$61.50	1.0		-	$20,000
Series D-2	370,000	$61.50	1.0		-	$22,755

Senior Convertible Preferred Stock
Series E	615,231	$91.00	1.04		1.04	$55,989
Series E-1	393,511	$91.00	1.04		-	$35,811
Series F	352,076	$107.93	1.755		1.755	$38,000
Series F-1	46,325	$107.93	1.755		-	$5,000
Series G	740,987	$61.50	1.0	*	1.00	$113,927
Series H	181,294	$61.50	1.0		1.00	$11,150

*	The Series G and G-1 Convertible Preferred Stock have special conversion rights in connection with an initial public offering or a SPAC merger whereby the Series G Convertible Preferred Stock shall receive shares to at least 2.5 times the amount paid for each preferred share.

Voting and Control

At June 30, 2021, Series B, B-1, C, C-1, D, D-1 and D-2 Convertible Preferred Stock and E, E-1, F, F-1, G, G-1 and H Senior Convertible Preferred Stock combined would convert into a total of approximately 94.5% of the Company’s outstanding common stock, Class B common stock and Class C common stock and represents approximately 92.2% of the Company’s outstanding voting power. At June 30, 2021, Oak Investment Partners held all of the Series B-1, C-1 and D-2 Convertible Preferred Stock, 66.8% of the Series D Convertible Preferred Stock, 52.6% of the Series F Senior Convertible Preferred Stock, 56.7% of the Series G Senior Convertible Preferred Stock and 31.4% of the Series H Senior Convertible Preferred Stock.

Dividends

At June 30, 2021 and December 31, 2020, the Company has no accumulated or accrued and unpaid dividends on the convertible preferred stock. There are no established dividends on any convertible preferred stock.

Warrants

The Company accounts for outstanding convertible preferred stock warrants that have been earned and are exercisable into shares of the Company’s convertible preferred stock as liabilities pursuant to Accounting Standards Codification 480, “Distinguishing Liabilities from Equity” as the warrants are exercisable into shares of convertible preferred stock that are contingently redeemable upon events outside the control of the Company. The warrant liability is included in Other Long-term Liabilities on the accompanying condensed consolidated balance sheets. The warrants are remeasured and recognized at fair value at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of Other expense, net on the accompanying condensed consolidated statements of operations.

In January 2021 and February 2021, the Company issued warrants for the purchase of 6,097 and 406, respectively, shares of Series H Convertible Preferred Stock to certain holders of its Series H Senior Convertible Preferred Stock (one warrant for every two shares of Series H Senior Convertible Preferred Stock purchased in January and February 2021, respectively) with an exercise price of $61.50 per share and a 5-year term (“Series H warrants”). The Company accounted for the initial fair value of the Series H warrants as a discount on the Series H Senior Convertible Preferred Stock issuance and recorded a corresponding warrant liability.

In June 2014, the Company issued warrants to purchase 203,252 shares of Series D Convertible Preferred Stock (originally 12,500 taking effect for 16.26 to 1 stock split) to holders of its Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (the “D Warrants”). These warrants were unvested at December 31, 2020 and 2019 as the performance criteria had not been met and therefore, no liability has been recorded with respect to these instruments. The D warrants expired (unearned/unexercised) on January 31, 2021.

Warrants issued and outstanding as of June 30, 2021 and December 31, 2020:

	Warrants Outstanding
	Series D	Series D-1	Series H
Outstanding as of December 31, 2020	203,252	162,601	139,428
Issuance of warrants	-	-	6,503
Warrants expired	(203,252)	-	-
Outstanding as of June 30, 2021	-	162,601	145,931

The change in fair value of the warrant liability as of June 30, 2021 and December 31, 2020 was:

	Warrant Liability
(in thousands)	Series D-1	Series H	Total
As of December 31, 2020	$4,109	$3,523	$7,632
Fair value of warrants at issuance	-	142	142
Increase in fair value	3,541	976	4,517
As of June 30, 2021	$7,650	$4,641	$12,291

As of June 30, 2021 and December 31, 2020, the Series D-1 and Series H warrants fair value were determined using a hybrid scenario approach, including a Monte Carlo simulation. On March 3, 2021, Airspan reduced the exercise price of the D-1 warrants to $45.9875.

14.	COMMON STOCK AND CONVERTIBLE PREFERRED STOCK

Convertible preferred stock consists of the following shares at $0.0001 par value:

Series	Shares Authorized 12/31/2020	Shares issued and outstanding 12/31/2020	Shares issued and outstanding 12/31/2019
Convertible Preferred Stock
Series B	72,123	—	72,123
Series B-1	72,123	72,123	—
Series C	416,667	—	416,667
Series C-1	416,667	416,667	—
Series D	2,142,050	1,080,993	1,450,993
Series D-1	487,805	325,203	325,203
Series D-2	2,142,050	370,000	—

Senior Convertible Preferred Stock
Series E	1,008,742	615,231	615,231
Series E-1	659,310	393,511	393,511
Series F	398,401	352,076	352,076
Series F-1	46,325	46,325	46,325
Series G	740,987	740,987	—
Series G-1	202,100	—	—
Series H	487,806	168,288	—
	9,293,156	4,581,404	3,672,129

Issuances of Convertible Preferred Stock as of December 31, 2020:

Description	Shares Issued	Issuance Price per share	Conversion Rate (1)		Voting Rate (2)	Liquidation Preference (in thousands)
Convertible Preferred Stock
Series B-1	72,123	$807.00	1.0		—	$58,203
Series C-1	416,667	$24.00	1.0		—	$10,000
Series D	1,080,993	$61.50	1.0		1.00	$66,481
Series D-1	325,203	$61.50	1.0		—	$20,000
Series D-2	370,000	$61.50	1.0		—	$22,755

Senior Convertible Preferred Stock
Series E	615,231	$91.00	1.04		1.04	$55,989
Series E-1	393,511	$91.00	1.04		—	$35,811
Series F	352,076	$107.93	1.755		1.755	$38,000
Series F-1	46,325	$107.93	1.755		—	$5,000
Series G	740,987	$61.50	1.0	*	1.00	$113,927
Series H	168,288	$61.50	1.0		1.00	$10,350

*	The Series G and G-1 Convertible Preferred Stock have special conversion rights in connection with an IPO or a SPAC merger whereby the Series G Convertible Preferred Stock shall receive shares to at least 2.5 times the amount paid for each preferred share.

(1) Conversion Rate

The conversion rate (“Conversion Rate”) represents the number of shares of common stock or Class C common stock, as applicable, to be received in exchange for each share of convertible preferred stock. The Conversion Rate will be adjusted upon the occurrence of any of the following events: (i) the Company’s payment of common stock dividends or distributions, (ii) common stock or Class C common stock splits, subdivisions or combinations; (iii) reclassification, reorganization, change or conversion of the common stock or Class C common stock; and (iv) the merger or consolidation of the Company with or into another entity. The Conversion Rate is subject to further anti-dilution adjustments pursuant to a broad-based weighted average formula for certain issuances of equity securities by the Company below the conversion price to common stock or Class C common stock, as applicable, of each preferred share. In connection with the issuance of the Series G Senior Preferred Stock in February 2020, the conversion price of the Series E Senior Preferred Stock and Series E-1 Senior Preferred Stock (volume weighted average price adjustment) and Series F Senior Preferred Stock and Series F-1 Senior Preferred Stock (full ratchet adjustment) were adjusted down to $87.8463 and $61.50, respectively. In connection with the issuance of the Series H Preferred Stock and Series H Warrants in December 2020, the conversion price of the Series E Senior Preferred Stock and Series E-1 Senior Preferred Stock was adjusted down (volume weighted average price adjustment) to $87.

(2) Voting Rate

The voting rate will adjust upon (i) the Company’s payment of common stock dividends and distributions, (ii) common stock or Class C common stock splits, subdivisions or combinations, (iii) reclassification, reorganization, change or conversion of the common stock or Class C common stock, and (iv) the merger or consolidation of the Company with or into another entity. The voting rate will not adjust due to the issuance of equity securities by the Company below the Conversion Price to common stock or Class C common stock, as applicable, of each preferred share.

Series B and Series B-1 Convertible Preferred Stock

The Series B Convertible Preferred Stock ranks pari passu with the Series B-1 Convertible Preferred Stock and ranks below the Series H Senior Convertible Preferred Stock, Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock, ranks equally with the Series C, Series C-1, Series D, Series D-1 and Series D-2 Convertible Preferred Stock and senior and prior to the common stock, Class B common stock and Class C common stock with respect to payments of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company. Series B-1 Convertible Preferred Stock has all of the same terms as Series B Convertible Preferred Stock except that the Series B-1 Convertible Preferred Stock is non-voting and converts into Class C common stock.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series B Convertible Preferred Stock and the Series B-1 Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock, $807.00 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series B Convertible Preferred Stock and Series B-1 Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon.

The holders of the Series B Convertible Preferred Stock and the Series B-1 Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series B Convertible Preferred Stock and the Series B-1 Convertible Preferred Stock was converted into common stock or Class C common stock, as applicable.

Series C and Series C-1 Convertible Preferred Stock

The Series C Convertible Preferred Stock ranks pari passu with the Series C-1 Convertible Preferred Stock and ranks below the Series H Senior Convertible Preferred Stock, Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock, ranks equally with the Series B, Series B-1, Series D, Series D-1 and Series D-2 Convertible Preferred Stock and senior and prior to the common stock, Class B common stock and Class C common stock with respect to payments of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company. Series C-1 Convertible Preferred Stock has all of the same terms as Series C Convertible Preferred Stock except that the Series C-1 Convertible Preferred Stock is non-voting and converts into Class C common stock.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series C Convertible Preferred Stock and the Series C-1 Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock, $24.00 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series C Convertible Preferred Stock and Series C-1 Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon.

The holders of the Series C Convertible Preferred Stock and the Series C-1 Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series C Convertible Preferred Stock and the Series C-1 Convertible Preferred Stock was converted into common stock or Class C common stock, as applicable.

Series D, Series D-1 and Series D-2 Convertible Preferred Stock

The Series D Convertible Preferred Stock ranks pari passu the Series D-1 Convertible Preferred Stock and the Series D-2 Convertible Preferred Stock and ranks below the Series H Senior Convertible Preferred Stock, Series G Convertible Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock, ranks equally with the Series B, Series B-1, Series C and Series C-1 Convertible Preferred Stock and senior and prior to the common stock, Class B common stock and Class C common stock with respect to payments of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company. Series D-1 and D-2 Convertible Preferred Stock has all of the same terms as Series D Convertible Preferred Stock except that the Series D-1 and D-2 Convertible Preferred Stock is non-voting and the Series D-2 Convertible Preferred Stock converts into Class C common stock.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series D Convertible Preferred Stock, the Series D-1 Convertible Preferred Stock and the Series D-2 Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock, $61.50 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series D Convertible Preferred Stock, Series D-1 Convertible Preferred Stock and Series D-2 Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon.

The holders of the Series D Convertible Preferred Stock, the Series D-1 Convertible Preferred Stock and the Series D-2 Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series D Convertible Preferred Stock, the Series D-1 Convertible Preferred Stock and the Series D-2 Convertible Preferred Stock was converted into common stock or Class C common stock, as applicable.

Series E and Series E-1 Senior Convertible Preferred Stock

The Series E Senior Convertible Preferred Stock ranks pari passu with the Series E-1 Senior Convertible Preferred Stock and ranks below the Series H Senior Convertible Preferred Stock, the Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, the Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, and senior and prior to the Series B and Series B-1 Preferred Stock, the Series C and Series C-1 Preferred Stock, the Series D, Series D-1 and Series D-2 Preferred Stock and the common stock, Class B common stock and Class C common stock of the Company with respect to payments of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company. Series E-1 Senior Convertible Preferred Stock has all of the same terms as Series E Senior Convertible Preferred Stock except that the Series E-1 Senior Convertible Preferred Stock is non-voting.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series E Senior Convertible Preferred Stock and the Series E-1 Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of Series B, Series B-1, Series C, Series C-1, Series D, Series D-1 and Series D-2 Preferred Stock and common stock, Class B common stock and Class C common stock, $91.0043 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of the Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon.

In connection with the issuance of the Series G Senior Convertible Preferred Stock in February 2020, the conversion price of the Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock (volume weighted average price adjustment) was adjusted down to $87.8463. In connection with the issuance of the Series H Senior Convertible Preferred Stock and Series H Warrants in December 2020, the conversion price was adjusted down (volume weighted average price adjustment) to $87.48.

The holders of the Series E Senior Convertible Preferred Stock and the Series E-1 Senior Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series E Senior Convertible Preferred Stock and the Series E-1 Senior Convertible Preferred Stock was converted into common stock.

Series F and Series F-1 Senior Convertible Preferred Stock

The Series F Senior Convertible Preferred Stock ranks pari passu with the Series F-1 Senior Convertible Preferred Stock and ranks below the Series H Senior Convertible Preferred Stock, the Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, and ranks senior and prior to the Series B and Series B-1 Preferred Stock, the Series C and Series C-1 Preferred Stock, the Series D, Series D-1 and Series D-2 Preferred Stock, the Series E and Series E-1 Senior Convertible Preferred Stock and the common stock, Class B common stock and Class C common stock of the Company with respect to the payment of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company. Series F-1 Senior Convertible Preferred Stock has all of the same terms as Series F Senior Convertible Preferred Stock except that the Series F-1 Senior Convertible Preferred Stock is non-voting.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series F Senior Convertible Preferred Stock and the Series F-1 Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of Series B, Series B-1, Series C, Series C-1, Series D, Series D-1 and Series D-2 Preferred Stock, Series E and Series E-1 Senior Convertible Preferred Stock and common stock, Class B common stock and Class C common stock, $107.9317 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon.

In connection with the issuance of the Series G Senior Preferred in February 2020, the conversion price of the Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock (full ratchet adjustment) was adjusted down to $61.50.

The holders of the Series F Senior Convertible Preferred Stock and the Series F-1 Senior Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series F Senior Convertible Preferred Stock and the Series F-1 Senior Convertible Preferred Stock was converted into common stock.

Series G and Series G-1 Senior Convertible Preferred Stock

On February 3, 2020, the Company issued 65,040 shares of the Company’s Series G Senior Convertible Preferred Stock, par value $0.0001 per share, for $4.0 million in cash and also issued 383,266 shares of the Company’s Series G Senior Convertible Preferred Stock, par value $0.0001 per share, to Oak in exchange for the $23.0 million aggregate principal amount of the Company’s Subordinated Convertible Promissory Notes held by Oak, plus accrued but unpaid interest thereon, in each case, pursuant to a Preferred Stock Purchase and Exchange Agreement, dated as of February 3, 2020. Each of the following were issued pursuant to individual purchase agreements. On February 18, 2020, the Company issued an additional 16,260 shares of the Company’s Series G Senior Convertible Preferred Stock, par value $0.0001 per share, for $1.0 million in cash. On May 8, 2020, the Company issued an additional 113,821 shares of the Company’s Series G Senior Convertible Preferred Stock, par value $0.0001 per share, for $7.0 million in cash. On July 22, 2020, the Company issued an additional 162,600 shares of the Company’s Series G Senior Convertible Preferred Stock, par value $0.0001 per share, for $10.0 million in cash.

In connection with the initial Series G Senior Convertible Preferred Stock issuance, the Company amended its certificate of incorporation primarily to increase the authorized shares of common stock to 10 million, increase the authorized shares of convertible preferred stock to 8,714,769 and designate 650,406 shares as Series G Senior Convertible Preferred Stock and 202,100 shares as Series G-1 Senior Convertible Preferred Stock. In connection with the Series G Senior Convertible Preferred Stock issuance on July 22, 2020, the Company amended its certificate of incorporation to increase the authorized shares of convertible preferred stock to 8,805,350 and increase the authorized shares of Series G Senior Convertible Preferred Stock to 740,987.

The Series G Senior Convertible Preferred Stock ranks pari passu with the Series G-1 Senior Convertible Preferred Stock and ranks below the Series H Senior Convertible Preferred Stock and ranks senior and prior to the Series B and Series B-1 Preferred Stock, the Series C and Series C-1 Preferred Stock, the Series D, Series D-1 and Series D-2 Preferred Stock, the Series E and Series E-1 Senior Convertible Preferred Stock, the Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, and the common stock, Class B common stock and Class C common stock of the Company with respect to the payment of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company. Series G-1 Senior Convertible Preferred Stock has all of the same terms as Series G Senior Convertible Preferred Stock except that the Series G-1 Senior Convertible Preferred Stock is non-voting.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series G Senior Convertible Preferred Stock and the Series G-1 Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of Series B, Series B-1, Series C, Series C-1, Series D, Series D-1 and Series D-2 Preferred Stock, Series E, Series E-1, Series F and Series F-1 Senior Convertible Preferred Stock and common stock, Class B common stock and Class C common stock, $61.50 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock, multiplied by 2.5, plus all accumulated or accrued and unpaid dividends thereon.

The holders of the Series G Senior Convertible Preferred Stock and the Series G-1 Senior Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series G Senior Convertible Preferred Stock and the Series G-1 Senior Convertible Preferred Stock was converted into common stock.

Series H Senior Convertible Preferred Stock

In December 2020, the Company amended its certificate of incorporation to, among other things, increase the authorized shares of convertible preferred stock to 9,293,156 and designate 487,806 shares as Series H Senior Convertible Preferred Stock.

At various dates in December 2020, the Company issued an aggregate of 168,288 shares of the Company’s Series H Senior Convertible Preferred Stock, par value $0.0001 per share, for $10.4 million in cash. For every two shares of Series H Senior Convertible Preferred Stock purchased, holders received one warrant to purchase a share of Series H Senior Convertible Preferred Stock at a price of $61.50 per share. These warrants were recorded at their fair value.

The Series H Senior Convertible Preferred Stock ranks senior and prior to the Series B and Series B-1 Preferred Stock, the Series C and Series C-1 Preferred Stock, the Series D, Series D-1 and Series D-2 Preferred Stock, the Series E and Series E-1 Senior Convertible Preferred Stock, the Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, the Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock and the common stock, Class B common stock and Class C common stock of the Company with respect to the payment of any dividends, the conversion rights and any payment upon a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company.

Upon any liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company, subject to the Common Stock Distribution (as defined below), holders of Series H Senior Convertible Preferred Stock will be entitled to receive, prior and in preference to any distribution to holders of common stock, Class B common stock and Class C common stock and all other Convertible Preferred Stock, $61.50 (as appropriately adjusted for any combinations, divisions, or similar recapitalizations) per share of Series H Senior Convertible Preferred Stock, plus all accumulated or accrued and unpaid dividends thereon.

The holders of the Series H Senior Convertible Preferred Stock are entitled to participate in cash dividends declared with respect to the common stock as if the Series H Senior Convertible Preferred Stock was converted into common stock.

Distributions on Liquidation and Certain Change of Control Transactions

In the event of a liquidation of the Company, or certain mergers, asset sales or change of control transactions involving the Company (a “liquidation event”), the holders of common stock and Class C common stock will be entitled to receive cash, securities or other property in an amount equal to 10.0% of the aggregate net proceeds of such liquidation event (assuming that 10.0% of such aggregate net proceeds are paid pursuant to the Company’s management incentive plan (the “MIP”), as discussed below) until all of the convertible preferred stock preferences have been paid, which amount will be paid on a pro rata basis based on the number of shares of common stock and Class C common stock held by each holder thereof (“Common Stock Distribution”).

In December 2020, the Company amended its certificate of incorporation to include as a liquidation event, any reorganization, merger or consolidation or similar transaction, share exchange, asset acquisition or other business transaction between the Company and a publicly-traded special purpose acquisition company or blank check company that is listed on a national securities exchange registered with the Securities Exchange Commission (a “Stock Exchange”) in which the Company stockholders receive securities that are, or are convertible into securities that, are listed on a Stock Exchange (a “SPAC Merger”).

In addition to the Common Stock Distribution, in a transaction involving a change of control of the Company, with net proceeds to the Company’s stockholders in excess of $20 million, an additional amount equal to 10% of such net proceeds will be paid pursuant to the MIP to certain key employees and consultants of the Company, less any payments in exchange for shares of common stock of the Company held by, and any payments in consideration of the cancellation of any stock rights, such as stock options, stock appreciation rights or stock units, granted to, such employees and consultants in connection with such transaction. Similarly, in addition to the Common Stock Distribution, in the event of a SPAC Merger that does not result in a change of control of the Company, with net proceeds to the Company’s stockholders in excess of $20 million, an additional amount equal to 5% of such net proceeds will be paid in cash pursuant to the MIP to certain key employees and consultants of the Company, less any payments in exchange for shares of common stock of the Company held by, and any payments in consideration of the cancellation of any stock rights, such as stock options, stock appreciation rights or stock units, granted to, such employees and consultants in connection with such SPAC Merger.

The aggregate liquidation preferences of all series of the Company’s convertible preferred stock are paid in the following order of priority:

●	First, subject to the Common Stock Distribution and the MIP, to payment of the liquidation preference amount per share to holders of Series H Senior Convertible Preferred Stock; and

●	Second, subject to the Common Stock Distribution and the MIP, to payment of the liquidation preference amount per share to holders of Series G Senior Convertible Preferred Stock and Series G-1 Senior Convertible Preferred Stock; and

●	Third, subject to the Common Stock Distribution and the MIP, to payment of the liquidation preference amount per share to holders of Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock; and

●	Fourth, subject to the Common Stock Distribution and the MIP, to payment of the liquidation preference amount per share to holders of Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock; and

●	Fifth, subject to the Common Stock Distribution and the MIP, to payment of the liquidation preference amount per share to holders of Series B Convertible Preferred Stock and Series B-1 Convertible Preferred Stock, Series C Convertible Preferred Stock and Series C-1 Convertible Preferred Stock, Series D Convertible Preferred Stock, Series D-1 Convertible Preferred Stock and Series D-2 Convertible Preferred Stock on a pari passu basis; and

●	Sixth, subject to the MIP, to payment of the remaining proceeds to holders of common stock, Class B common stock, Class C common stock, Series C Preferred Stock and Series C-1 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock and Series D-2 Preferred Stock, Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock, Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, and Series H Senior Convertible Preferred Stock on a pari passu as-converted basis, except that holders of Series H Senior Convertible Preferred Stock, Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, and Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock are prohibited from receiving a total amount of proceeds (including the liquidation preference amounts described above) exceeding two times the Series H Senior Convertible Preferred Stock, Series F Senior Convertible Preferred Stock and Series F-1 Senior Convertible Preferred Stock, and Series E Senior Convertible Preferred Stock and Series E-1 Senior Convertible Preferred Stock original purchase price, as applicable.

The Board and Control

On April 9, 2020, the Company and Oak decreased Oak’s combined voting power to below 50% by converting its Series B Convertible Preferred Stock into non-voting Series B-1 Convertible Preferred Stock, its Series C Convertible Preferred Stock into non-voting Series C-1 Convertible Preferred Stock and 370,000 shares of its Series D Convertible Preferred Stock into non-voting Series D-2 Convertible Preferred Stock.

At December 31, 2020, Series B, B-1, C, C-1, D, D-1 and D-2 Convertible Preferred Stock and E, E-1, F, F-1, G, G-1 and H Senior Convertible Preferred Stock combined would convert into a total of approximately 94.5% of the Company’s outstanding common stock, Class B common stock and Class C common stock and represents approximately 92.2% of the Company’s outstanding voting power. At December 31, 2020, Oak held all of the Series B-1, C-1 and D-2 Convertible Preferred Stock, 66.8% of the Series D Convertible Preferred Stock, 52.6% of the Series F Senior Convertible Preferred Stock, 56.7% of the Series G Senior Convertible Preferred Stock and 33.8% of the Series H Senior Convertible Preferred Stock.

At December 31, 2020, pursuant to the Company’s certificate of incorporation, for as long as Oak is the holder of at least a majority of the issued and outstanding shares of Series B, Series C and D Convertible Preferred Stock and the number of shares of common stock into which the then outstanding shares of Series B, C and D Convertible Preferred Stock, taken together, are convertible represents at least 15% of the total issued and outstanding shares of common stock and Class B common stock, Oak will be entitled to elect three members of the Company’s Board of Directors. In 2014, two other directors were appointed to the Company’s Board of Directors pursuant to the purchase of Series D and E Convertible Preferred Stock.

Dividends

At December 31, 2020 and 2019, the Company has no accumulated or accrued and unpaid dividends on the convertible preferred stock.

Warrants

The Company accounts for outstanding convertible preferred stock warrants that have been earned and are exercisable into shares of the Company’s convertible preferred stock as liabilities pursuant to ASC 480 as the warrants are exercisable into shares of convertible preferred stock that are contingently redeemable upon events outside the control of the Company. The warrant liability is included in other long-term liabilities. The warrants are measured and recognized at fair value at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of other income (expense), net.

On December 30, 2020, the Company issued warrants to purchase 55,284 shares of Series H Senior Convertible Preferred Stock in connection with Senior Term Loan (See Note 10) with an exercise price of $61.50 per share and a 7-year term. These warrants were recorded at their fair value as a discount to the Senior Term Loan and as a corresponding warrant liability that is remeasured each reporting period.

In December 2020, the Company issued warrants to purchase 84,144 shares of Series H Senior Convertible Preferred Stock to holders of its Series H Senior Convertible Preferred Stock (one warrant for every two shares of Series H Senior Convertible Preferred Stock purchased) with an exercise price of $61.50 per share and a 5-year term. These warrants were recorded at their fair value as a discount on the Series H Senior Convertible Preferred Stock issuance and as a corresponding warrant liability that is remeasured each reporting period.

In October 2015, the Company issued warrants to purchase 487,805 shares of Series D Convertible Preferred Stock to holders of its Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (“D-1 Warrants”). In 2016, 325,203 of these warrants were exercised to purchase Series D Convertible Preferred Stock for cash, which immediately converted to Series D-1 Convertible Preferred Stock. The D-1 Warrants will expire on October 1, 2022. These warrants were recorded at their fair value as a discount on the Series D Senior Convertible Preferred Stock issuance and as a corresponding warrant liability that is remeasured each reporting period. As of December 31, 2020 and 2019, the remaining 162,601 Series D-1 warrants have met the performance criteria.

In June 2014, the Company issued warrants to purchase 203,252 shares of Series D Convertible Preferred Stock (originally 12,500 taking effect for 16.26 to 1 stock split) to holders of its Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (the “D Warrants”). These warrants were unvested at December 31, 2020 and 2019 as the performance criteria had not been met and therefore, no liability has been recorded with respect to these instruments. The D warrants expired (unearned/unexercised) on January 31, 2021.

Warrants issued and outstanding as of December 31, 2020 and 2019:

	Warrants Outstanding
	Series D	Series D-1	Series H
Outstanding as of December 31, 2018	203,252	162,601	—
Issuance of warrants	—	—	—
Outstanding as of December 31, 2019	203,252	162,601	—
Issuance of warrants	—	—	139,428
Outstanding as of December 31, 2020	203,252	162,601	139,428

The fair value of the warrant liability, recorded in other long-term liabilities in accompanying consolidated balance sheets, as of December 31, 2020 and 2019 was:

	Warrant Liability
(in thousands)	Series D-1	Series H	Total
As of December 31, 2018	$2,272	$—	$2,272
(Decrease) in fair value	(1,508)	—	(1,508)
As of December 31, 2019	764	—	764
Fair value of warrants at issuance	—	3,523	3,523
(Decrease) increase in fair value	3,345	—	3,345
As of December 31, 2020	$4,109	$3,523	$7,632

The recorded fair value of the Series H warrants consists of $1.4 million and $2.1 million in connection with the issuance of warrants related to the Fortress Credit Agreement and Series H Convertible Preferred Stock, respectively.

As of December 31, 2020, the Series D-1 and Series H warrants fair value were determined using a hybrid scenario approach, including a Monte Carlo simulation.

As of December 31, 2019, the fair value of the Series D-1 Warrants were determined using a probability-weighted expected return method, which consisted of: (i) estimating the number of warrants to be earned based upon the likelihood of attaining each of the respective performance criteria; (ii) determining a relative fair value of the enterprise; and (iii) estimating the value per warrant based on a weighted allocation of each warrant (as converted) to the total common stock enterprise value.

Costs associated with Issuance of Shares

The Company incurred $0.2 million in legal costs related to the issuance of the Company’s Series G and Series H Senior Convertible Preferred Stock, $0.2 million in legal costs related to the issuance of the Company’s Series F Senior Convertible Preferred Stock, and $0.1 million in legal costs related to the issuance of the Company’s Series F and Series F-1 Senior Convertible Preferred Stock during 2020, 2019 and 2018, respectively.

Common Stock:

The Company has three classes of common stock: common stock, Class B common stock and Class C common stock. Both common stock and Class B common stock are eligible to vote. The Class C common stock is non-voting. Each of the common stock, Class B common stock and Class C common stock receive dividends when and if declared. The Class B common stock does not participate in the Common Stock Distribution described above.

At December 31, 2020, the Company had reserved shares of common stock for future issuance as follows:

Shares reserved for	Shares
Future grants	2,660,533
Convertible preferred stock	4,918,446
Warrants	505,282
Options under employee stock plans	1,246,080
Total common stock reserved for future issuance	9,330,341